Cash and Cash Equivalents, Restricted Cash and Term Deposits (Details) $ in Thousands	Jun. 30, 2021 USD ($) FinancialInstitution	Dec. 31, 2020 USD ($) FinancialInstitution	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Cash and Cash Equivalents, Restricted Cash and Term Deposits [Abstract]
Cash and cash equivalents	$ 52,684	$ 21,011
Restricted cash	610	50
Restricted cash, non-current	500	990
Total	53,794	22,051	$ 30,403	$ 14,554
Minimum liquidity requirements per ATB Loan Facility	500	500
Dry-docking reserve account	560	490
Restricted deposits pledged as collateral	$ 50	$ 50
Number of financial institutions where restricted deposits are pledged as collateral regarding credit card balances | FinancialInstitution	1	1
Minimum liquidity requirements for credit facilities covenants	$ 5,300	$ 4,500
Minimum liquidity requirements per owned vessel		500
Cash and Cash Equivalents, Restricted Cash and Term Deposits [Abstract]
Term deposits	2,600	$ 1,600
Expiring September 2021 [Member]
Cash and Cash Equivalents, Restricted Cash and Term Deposits [Abstract]
Term deposits	1,600
Expiring February 2022 [Member]
Cash and Cash Equivalents, Restricted Cash and Term Deposits [Abstract]
Term deposits	$ 1,000